NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest Disclosure [Abstract]
Financial information of subsidiaries with material non-controlling interests
Financial information of subsidiaries that have material non-controlling interests are provided below:

	December 31, 2021			December 31, 2020
	Essakane	Rosebel[1]	Boto	Essakane	Rosebel	Boto
Percentage of voting rights held by non-controlling interests	10%	5%	10%	10%	5%	10%
Accumulated non-controlling interest	$59.2	$14.4	$0.2	$55.2	$27.3	$0.3
Net earnings (loss) attributable to non-controlling interests	$7.1	$(8.6)	$(0.1)	$13.0	$1.6	$—
Dividends paid to non-controlling interests[2]	$3.1	$4.3	$—	$0.5	$—	$—
1.The 5% non-controlling interest for Rosebel is based on the consolidated results of Rosebel which includes 70% of Saramacca.
2.For the year ended December 31, 2021, dividends paid to other non-controlling interests amounted to $1.9 million (December 31, 2020 – $1.4 million).
Selected summarized information relating to these subsidiaries are provided below, before any intercompany eliminations:

	December 31, 2021			December 31, 2020
	Essakane	Rosebel	Boto	Essakane	Rosebel	Boto
Current assets	$294.4	$144.2	$2.6	$355.6	$304.5	$5.1
Non-current assets	849.7	569.6	61.8	975.1	697.6	25.3
Current liabilities	(128.9)	(98.6)	(2.7)	(130.6)	(92.0)	(7.4)
Non-current liabilities	(257.4)	(275.3)	(58.7)	(480.8)	(312.1)	(19.4)
Net assets	$757.8	$339.9	$3.0	$719.3	$598.0	$3.6
	Year ended			Year ended
	December 31, 2021			December 31, 2020
Revenues	$816.3	$277.2	$—	$715.0	$380.5	$—
Net earnings (loss) and OCI	$69.3	$(173.0)	$(0.7)	$128.5	$31.8	$—

Net cash from (used in) operating activities	$388.5	$32.9	$(0.6)	$252.0	$144.5	$(0.1)
Net cash used in investing activities	(142.2)	(101.5)	(33.7)	(120.3)	(19.4)	(14.3)
Net cash from (used in) financing activities	(263.9)	(63.5)	32.1	(105.8)	(18.6)	19.4
Net increase (decrease) in cash and cash equivalents	$(17.6)	$(132.1)	$(2.2)	$25.9	$106.5	$5.0